OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000802106

    CSMLT 2015-3 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Patrick A. Remmert, President, (212) 325-7579

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1	Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures
99.2	AMC Diligence, LLC (“AMC”) Executive Summary
99.3	AMC Exception Report
99.4	AMC QM Report
99.5	AMC Valuation Report
99.6	AMC Securitization Agency Grading Report
99.7	Clayton Services LLC (“Clayton”) Narrative Report
99.8	Clayton Conditions Report (#1)
99.9	Clayton Waived Conditions Summary Report (#1)
99.10	Clayton Rating Agency ATR QM Data Fields Report (#1)
99.11	Clayton Valuation Summary Report (#1)
99.12	Clayton Loan Level Tape Compare Report (#1)
99.13	Clayton HOA Amount Report (#1)
99.14	Clayton Conditions Report (#2)
99.15	Clayton Waived Conditions Summary Report (#2)
99.16	Clayton Rating Agency ATR QM Data Fields Report (#2)
99.17	Clayton Valuation Summary Report (#2)
99.18	Clayton Loan Level Tape Compare Report (#2)
99.19	Clayton Conditions Report (#3)
99.20	Clayton Rating Agency ATR QM Data Fields Report (#3)
99.21	Clayton Valuation Summary Report (#3)
99.22	Clayton Loan Level Tape Compare Report (#3)
99.23	Allonhill LLC (“Allonhill”) Conditions Report A (#1)
99.24	Allonhill Conditions Report B (#1)
99.25	Allonhill Securitization Conditions (#1)
99.26	Allonhill Data Extract (#1)
99.27	Allonhill Data Compare (#1)
99.28	Allonhill Strat (#2)
99.29	Allonhill Conditions Report A (#2)
99.30	Allonhill Conditions Report B (#2)
99.31	Allonhill Securitization Conditions (#2)
99.32	Allonhill Data Extract (#2)
99.33	Allonhill Data Compare (#2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP.

Date: November 6, 2015	By:	/s/ Patrick A. Remmert
	Name:	Patrick A. Remmert
	Title:	President

EXHIBIT INDEX

Exhibit Number

99.1	Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures
99.2	AMC Diligence, LLC (“AMC”) Executive Summary
99.3	AMC Exception Report
99.4	AMC QM Report
99.5	AMC Valuation Report
99.6	AMC Securitization Agency Grading Report
99.7	Clayton Services LLC (“Clayton”) Narrative Report
99.8	Clayton Conditions Report (#1)
99.9	Clayton Waived Conditions Summary Report (#1)
99.10	Clayton Rating Agency ATR QM Data Fields Report (#1)
99.11	Clayton Valuation Summary Report (#1)
99.12	Clayton Loan Level Tape Compare Report (#1)
99.13	Clayton HOA Amount Report (#1)
99.14	Clayton Conditions Report (#2)
99.15	Clayton Waived Conditions Summary Report (#2)
99.16	Clayton Rating Agency ATR QM Data Fields Report (#2)
99.17	Clayton Valuation Summary Report (#2)
99.18	Clayton Loan Level Tape Compare Report (#2)
99.19	Clayton Conditions Report (#3)
99.20	Clayton Rating Agency ATR QM Data Fields Report (#3)
99.21	Clayton Valuation Summary Report (#3)
99.22	Clayton Loan Level Tape Compare Report (#3)
99.23	Allonhill LLC (“Allonhill”) Conditions Report A (#1)
99.24	Allonhill Conditions Report B (#1)
99.25	Allonhill Securitization Conditions (#1)
99.26	Allonhill Data Extract (#1)
99.27	Allonhill Data Compare (#1)
99.28	Allonhill Strat (#2)
99.29	Allonhill Conditions Report A (#2)
99.30	Allonhill Conditions Report B (#2)
99.31	Allonhill Securitization Conditions (#2)
99.32	Allonhill Data Extract (#2)
99.33	Allonhill Data Compare (#2)